                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]: Amendment Number:
                                               --------
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Richard A. Pender
Title:   Managing Director - U.S. Equities
Phone:   (301) 215-8697

Signature, Place, and Date of Signing:


/s/ Richard A. Pender
----------------------------           Chevy Chase, Maryland             8/11/04
         [Signature]                       [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   1,439,658,538.85

List of Other Included Managers:

     None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

             COLUMN 1                   COLUMN 2       COLUMN 3       COLUMN 4              COLUMN 5
-----------------------------------------------------------------------------------------------------------

                                                                       MARKET         SHRS OR    SH/   PUT/
          NAME OF ISSUER             TITLE OF CLASS     CUSIP           VALUE         PRN AMT    PRN   CALL
-----------------------------------------------------------------------------------------------------------
ACE LTD (NEW)                        ORD              G0070K103      24,099,600.00     570,000    SH    N/A
ADOLOR CORP                          COMMON           00724X102         237,750.00      18,750    SH    N/A
ADVANCIS PHARMACEUTICALS             COMMON           00764L109       1,475,884.00     228,897    SH    N/A
ALLSTATE CORP                        COMMON           020002101      18,620,000.00     400,000    SH    N/A
ALLTEL CORP                          COMMON           020039103      18,223,200.00     360,000    SH    N/A
AMERICAN INTERNATIONAL GROUP         COMMON           026874107      28,512,000.00     400,000    SH    N/A
AMERISOURCEBERGEN CORP               COMMON           03073E105      20,923,000.00     350,000    SH    N/A
ANADARKO PETROLEUM CORPORATION       COMMON           032511107      19,924,000.00     340,000    SH    N/A
APACHE CORPORATION                   COMMON           037411105      13,500,500.00     310,000    SH    N/A
APPLIED MATERIALS INC                COMMON           038222105      24,525,000.00   1,250,000    SH    N/A
AUTOMATIC DATA PROCESSING            COMMON           053015103      23,452,800.00     560,000    SH    N/A
BIOTECH HOLDRS TRUST                 DEPOSTRY RCPTS   09067D201      26,361,000.00     180,000    SH    N/A
BLACK & DECKER CORPORATION           COMMON           091797100      19,881,600.00     320,000    SH    N/A
BP PLC - SPONS ADR                   SPONSORED ADR    055622104      27,052,850.00     505,000    SH    N/A
CANADIAN NATIONAL RAILWAY CO         COMMON           136375102      21,795,000.00     500,000    SH    N/A
CARDINAL HEALTH INC                  COMMON           14149Y108      18,913,500.00     270,000    SH    N/A
CAREMARK RX INC                      COMMON           141705103      29,316,600.00     890,000    SH    N/A
CATERPILLAR INC                      COMMON           149123101      19,860,000.00     250,000    SH    N/A
CELGENE CORP                         COMMON           151020104         318,709.00       5,566    SH    N/A
COMPUTER ASSOC INTL INC              COMMON           204912109      19,922,600.00     710,000    SH    N/A
COSTCO WHOLESALE CORP                COMMON           22160K105      21,001,800.00     510,000    SH    N/A
COX COMMUNICATIONS INC - CL A        CLASS A          224044107      16,951,900.00     610,000    SH    N/A
CUMMINS INCORPORATED                 COMMON           231021106      21,250,000.00     340,000    SH    N/A
CURIS INC                            COMMON           231269101          13,026.00       2,947    SH    N/A
D&B CORP                             COMMON           26483E100      19,407,600.00     360,000    SH    N/A
DEERE & COMPANY                      COMMON           244199105      28,231,350.00     402,500    SH    N/A
DISNEY WALT CO                       COM DISNEY       254687106      38,133,040.00   1,496,000    SH    N/A
EOG RESOURCES                        COMMON           26875P101      10,150,700.00     170,000    SH    N/A
EXXON MOBIL CORP                     COMMON           30231G102      19,984,500.00     450,000    SH    N/A
FIRST DATA CORPORATION               COMMON           319963104      36,061,200.00     810,000    SH    N/A
FLEXTRONICS INTL LTD                 ORD              Y2573F102      23,337,768.85   1,463,183    SH    N/A
FOX ENTERTAINMENT GROUP INC-A        CLASS A          35138T107      18,156,000.00     680,000    SH    N/A
GENAISSANCE PHARMACEUTICALS          COMMON           36867W105          15,038.00       3,589    SH    N/A
GRANT PRIDECO INC                    COMMON           38821G101      11,629,800.00     630,000    SH    N/A
GUIDANT CORP                         COMMON           401698105       5,029,200.00      90,000    SH    N/A
HARRAH'S ENTERTAINMENT INC           COMMON           413619107      36,247,000.00     670,000    SH    N/A
HEALTH MANAGEMENT ASSOCIATES INC-A   CLASS A          421933102      12,891,500.00     575,000    SH    N/A
HEWLETT-PACKARD CO                   COMMON           428236103      18,990,000.00     900,000    SH    N/A
INTEL CORP                           COMMON           458140100      19,872,000.00     720,000    SH    N/A
INTERNATIONAL STEEL GROUP            COMMON           460377104     212,981,015.00   7,954,473    SH    N/A
JP MORGAN CHASE & CO                 COMMON           46625H100      19,385,000.00     500,000    SH    N/A
LEHMAN BROTHERS HOLDINGS INC         COMMON           524908100       6,020,000.00      80,000    SH    N/A
LEXICON GENETICS                     COMMON           528872104         652,139.00      83,181    SH    N/A
LIGAND PHARMACEUTICALS               CLASS B          53220K207         120,669.00       6,943    SH    N/A
LOCKHEED MARTIN CORP                 COMMON           539830109      21,352,800.00     410,000    SH    N/A
MBNA CORPORATION                     COMMON           55262L100      22,179,400.00     860,000    SH    N/A
MEDTRONIC INC                        COMMON           585055106      19,488,000.00     400,000    SH    N/A
NORTEL NETWORKS CORP                 COMMON           656568102      16,966,000.00   3,400,000    SH    N/A
OMNICOM GROUP INC                    COMMON           681919106      18,972,500.00     250,000    SH    N/A
OPENWAVE SYSTEMS INC                 COMMON NEW       683718308       3,810,000.00     300,000    SH    N/A
PEABODY ENERGY CORP                  COMMON           704549104      23,515,800.00     420,000    SH    N/A
PFIZER INC                           COMMON           717081103      34,622,800.00   1,010,000    SH    N/A
PIONEER NATURAL RESOURCES CO         COMMON           723787107      15,786,000.00     450,000    SH    N/A
QUALCOMM INC                         COMMON           747525103      14,596,000.00     200,000    SH    N/A
QUEST DIAGNOSTICS INC                COMMON           74834L100      34,829,500.00     410,000    SH    N/A
REGAL ENTERTAINMENT GROUP            CLASS A          758766109      19,946,200.00   1,102,000    SH    N/A
SCHLUMBERGER LTD                     COMMON           806857108      38,106,000.00     600,000    SH    N/A
SLM CORP                             COMMON           78442P106      38,427,500.00     950,000    SH    N/A
SPRINT CORPORATION (FON GROUP)       COM FON GRP      852061100      36,960,000.00   2,100,000    SH    N/A
STATE STREET CORP                    COMMON           857477103      19,125,600.00     390,000    SH    N/A
TIME WARNER INC                      COMMON           887317105      19,865,400.00   1,130,000    SH    N/A
TJX COMPANIES INC                    COMMON           872540109      18,829,200.00     780,000    SH    N/A
VODAFONE GROUP PLC-SP ADR            SPONSORED ADR    92857W100      26,520,000.00   1,200,000    SH    N/A
YUM! BRANDS INC                      COMMON           988498101      22,332,000.00     600,000    SH    N/A
                                                                  ----------------
                                                                  1,439,658,538.85

             COLUMN 1                COLUMN 6   COLUMN 7         COLUMN 8
-------------------------------------------------------------------------------
                                                             VOTING AUTHORITY
                                      INVSTMT    OTHER     --------------------
          NAME OF ISSUER              DSCRETN   MANAGERS   SOLE   SHARED   NONE
-------------------------------------------------------------------------------
ACE LTD (NEW)                          SOLE        N/A       X      N/A     N/A
ADOLOR CORP                            SOLE        N/A       X      N/A     N/A
ADVANCIS PHARMACEUTICALS               SOLE        N/A       X      N/A     N/A
ALLSTATE CORP                          SOLE        N/A       X      N/A     N/A
ALLTEL CORP                            SOLE        N/A       X      N/A     N/A
AMERICAN INTERNATIONAL GROUP           SOLE        N/A       X      N/A     N/A
AMERISOURCEBERGEN CORP                 SOLE        N/A       X      N/A     N/A
ANADARKO PETROLEUM CORPORATION         SOLE        N/A       X      N/A     N/A
APACHE CORPORATION                     SOLE        N/A       X      N/A     N/A
APPLIED MATERIALS INC                  SOLE        N/A       X      N/A     N/A
AUTOMATIC DATA PROCESSING              SOLE        N/A       X      N/A     N/A
BIOTECH HOLDRS TRUST                   SOLE        N/A       X      N/A     N/A
BLACK & DECKER CORPORATION             SOLE        N/A       X      N/A     N/A
BP PLC - SPONS ADR                     SOLE        N/A       X      N/A     N/A
CANADIAN NATIONAL RAILWAY CO           SOLE        N/A       X      N/A     N/A
CARDINAL HEALTH INC                    SOLE        N/A       X      N/A     N/A
CAREMARK RX INC                        SOLE        N/A       X      N/A     N/A
CATERPILLAR INC                        SOLE        N/A       X      N/A     N/A
CELGENE CORP                           SOLE        N/A       X      N/A     N/A
COMPUTER ASSOC INTL INC                SOLE        N/A       X      N/A     N/A
COSTCO WHOLESALE CORP                  SOLE        N/A       X      N/A     N/A
COX COMMUNICATIONS INC - CL A          SOLE        N/A       X      N/A     N/A
CUMMINS INCORPORATED                   SOLE        N/A       X      N/A     N/A
CURIS INC                              SOLE        N/A       X      N/A     N/A
D&B CORP                               SOLE        N/A       X      N/A     N/A
DEERE & COMPANY                        SOLE        N/A       X      N/A     N/A
DISNEY WALT CO                         SOLE        N/A       X      N/A     N/A
EOG RESOURCES                          SOLE        N/A       X      N/A     N/A
EXXON MOBIL CORP                       SOLE        N/A       X      N/A     N/A
FIRST DATA CORPORATION                 SOLE        N/A       X      N/A     N/A
FLEXTRONICS INTL LTD                   SOLE        N/A       X      N/A     N/A
FOX ENTERTAINMENT GROUP INC-A          SOLE        N/A       X      N/A     N/A
GENAISSANCE PHARMACEUTICALS            SOLE        N/A       X      N/A     N/A
GRANT PRIDECO INC                      SOLE        N/A       X      N/A     N/A
GUIDANT CORP                           SOLE        N/A       X      N/A     N/A
HARRAH'S ENTERTAINMENT INC             SOLE        N/A       X      N/A     N/A
HEALTH MANAGEMENT ASSOCIATES INC-A     SOLE        N/A       X      N/A     N/A
HEWLETT-PACKARD CO                     SOLE        N/A       X      N/A     N/A
INTEL CORP                             SOLE        N/A       X      N/A     N/A
INTERNATIONAL STEEL GROUP              SOLE        N/A       X      N/A     N/A
JP MORGAN CHASE & CO                   SOLE        N/A       X      N/A     N/A
LEHMAN BROTHERS HOLDINGS INC           SOLE        N/A       X      N/A     N/A
LEXICON GENETICS                       SOLE        N/A       X      N/A     N/A
LIGAND PHARMACEUTICALS                 SOLE        N/A       X      N/A     N/A
LOCKHEED MARTIN CORP                   SOLE        N/A       X      N/A     N/A
MBNA CORPORATION                       SOLE        N/A       X      N/A     N/A
MEDTRONIC INC                          SOLE        N/A       X      N/A     N/A
NORTEL NETWORKS CORP                   SOLE        N/A       X      N/A     N/A
OMNICOM GROUP INC                      SOLE        N/A       X      N/A     N/A
OPENWAVE SYSTEMS INC                   SOLE        N/A       X      N/A     N/A
PEABODY ENERGY CORP                    SOLE        N/A       X      N/A     N/A
PFIZER INC                             SOLE        N/A       X      N/A     N/A
PIONEER NATURAL RESOURCES CO           SOLE        N/A       X      N/A     N/A
QUALCOMM INC                           SOLE        N/A       X      N/A     N/A
QUEST DIAGNOSTICS INC                  SOLE        N/A       X      N/A     N/A
REGAL ENTERTAINMENT GROUP              SOLE        N/A       X      N/A     N/A
SCHLUMBERGER LTD                       SOLE        N/A       X      N/A     N/A
SLM CORP                               SOLE        N/A       X      N/A     N/A
SPRINT CORPORATION (FON GROUP)         SOLE        N/A       X      N/A     N/A
STATE STREET CORP                      SOLE        N/A       X      N/A     N/A
TIME WARNER INC                        SOLE        N/A       X      N/A     N/A
TJX COMPANIES INC                      SOLE        N/A       X      N/A     N/A
VODAFONE GROUP PLC-SP ADR              SOLE        N/A       X      N/A     N/A
YUM! BRANDS INC                        SOLE        N/A       X      N/A     N/A